Subsequent Events - Additional Information (Detail) - USD ($)						12 Months Ended
	Mar. 01, 2018	Feb. 15, 2018	Jan. 30, 2018	Nov. 09, 2017	May 26, 2017	Dec. 31, 2017
Subsequent Event [Line Items]
Line of credit facility expiration date						Dec. 31, 2018
Secured credit facility outstanding				$ 43,500,000
London Interbank Offered Rate (LIBOR) [Member]
Subsequent Event [Line Items]
Line of credit facility expiration date					Dec. 31, 2024
Subsequent Event [Member]
Subsequent Event [Line Items]
Cash distributions paid in the period per unit		$ 0.52
Cash distributions		$ 18,000,000
Subsequent Event [Member] | Anna Knutsen [Member]
Subsequent Event [Line Items]
Balloon payment to be paid	$ 57,100,000
Business acquisition, fair value of vessel and equipment acquired	120,000,000
Business acquisition, outstanding debt	106,800,000
Purchase price adjustment for capitalized fees related to financing	1,389,000
Indebtedness repaid	32,300,000
Secured credit facility outstanding	$ 74,400,000
Subsequent Event [Member] | Anna Knutsen [Member] | London Interbank Offered Rate (LIBOR) [Member]
Subsequent Event [Line Items]
Long term debt interest rate percentage	2.00%
Long term debt interest rate description	LIBOR plus a margin of 2.0%
Subsequent Event [Member] | Torill Knutsen [Member] | 100 Million Loan Facilities [Member]
Subsequent Event [Line Items]
Debt instrument face amount			$ 100,000,000
Subsequent Event [Member] | Torill Knutsen [Member] | Old Torill Loan Facility [Member]
Subsequent Event [Line Items]
Debt instrument face amount			$ 73,200,000
Subsequent Event [Member] | Torill Knutsen [Member] | Old Torill Loan Facility [Member] | London Interbank Offered Rate (LIBOR) [Member]
Subsequent Event [Line Items]
Long term debt interest rate percentage			2.50%
Long term debt interest rate description			LIBOR plus 2.5%
Subsequent Event [Member] | Torill Knutsen [Member] | New Torill Loan Facility [Member]
Subsequent Event [Line Items]
Balloon payment to be paid			$ 60,000,000
Line of credit facility expiration date			Jan. 31, 2024
Subsequent Event [Member] | Torill Knutsen [Member] | New Torill Loan Facility [Member] | London Interbank Offered Rate (LIBOR) [Member]
Subsequent Event [Line Items]
Long term debt interest rate percentage			2.10%
Long term debt interest rate description			Libor plus a margin of 2.1%
Subsequent Event [Member] | Series A Preferred Unit [Member]
Subsequent Event [Line Items]
Cash distributions paid in the period per unit		$ 0.48
Cash distributions		$ 1,800,000